Risk Management - Major Products of Long-term Insurance Contracts (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
New Xin Feng Endowment (Type A) [member] | Single premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	5 years
Description of insurance contract	New Xin Feng is an endowment insurance contract with single premium. Its insured period is 5 years. This product is applicable to healthy policyholders between 18-year-old and 70-year-old. Both maturity and death benefits are paid at the basic sum insured. Accident death benefit is paid at 300% of the basic sum insured.
Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Annuity insurance payment as percentage of first premium	20.00%
Annuity insurance payment percentage based on basic sum insured	20.00%
Extended age limit of policy holders	88-year-old
Annuity insurance payment percentage for extended age limit	3.00%
Description of insurance contract	Xin Fu Ying Jia Annuity is an annuity insurance contract with the options for regular premium of 3 years, 5 years or 10 years. Its insured period extends from the effective date of Xin Fu Ying Jia Annuity to the corresponding date when policyholders reach the age of 88. This product is applicable to healthy policyholders between 28-day-old and 70-year-old.
Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Description of insurance contract	Kang Ning is a whole life insurance contract with the options for single premium or regular premium of 10 years or 20 years. This product is applicable to healthy policyholders under 70-year-old. The critical illness benefit is paid at 200% of the basic sum insured. Both death and disability benefits are paid at 300% of the basic sum insured less any critical illness benefits paid.
Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Description of insurance contract	Hong Ying is a participating endowment insurance contract with the options for single premium or regular premium of 3 years, 5 years or 10 years. Its insured period can be 6 years, 10 years or 15 years. This product is applicable to healthy policyholders between 30-day-old and 70-year-old.
Hong Tai Endowment [member] | Single premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Percentage of benefit paid on basic sum insured	100.00%
Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Description of insurance contract	Hong Tai is long-term individual participating endowment insurance contract with options for single premium or regular premium of 10 years, designed for healthy policyholders of age between 30-day-old and 75-year-old.
Insurance premium period	10 years
Bottom of range [member] | New Xin Feng Endowment (Type A) [member] | Single premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	18-year-old
Bottom of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	28-day-old
Bottom of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	30-day-old
Bottom of range [member] | Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	30-day-old
Top of range [member] | New Xin Feng Endowment (Type A) [member] | Single premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	70-year-old
Top of range [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	70-year-old
Top of range [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	70-year-old
Top of range [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	70-year-old
Top of range [member] | Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Age limit of policy holders	75-year-old
Accident death benefit [member] | New Xin Feng Endowment (Type A) [member] | Single premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Percentage of benefit paid on basic sum insured	300.00%
Critical illness benefit [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Percentage of benefit paid on basic sum insured	200.00%
Death benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%
Disability benefits [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Percentage of benefit paid on basic sum insured less critical illness benefits paid	300.00%
Period one [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance premium period	3 years
Period one [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance premium period	10 years
Period one [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	5 years
Insurance premium period	3 years
Period one [member] | Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	5 years
Period two [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance premium period	5 years
Period two [member] | Kang Ning Whole Life [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance premium period	20 years
Period two [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	10 years
Insurance premium period	5 years
Period two [member] | Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	6 years
Period three [member] | Xin Fu Ying Jia Annuity [member] | Regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance premium period	10 years
Period three [member] | Hong Ying Participating Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	15 years
Insurance premium period	10 years
Period three [member] | Hong Tai Endowment [member] | Single premium or regular premium [member]
Disclosure Of Financial Assets And Liabilities And Insurance Liabilities [Line Items]
Insurance coverage period	10 years